SHARE-BASED PAYMENT ARRANGEMENTS - Summary of Granted RSAs (Details) shares in Millions	12 Months Ended
Dec. 31, 2025 TWD ($) shares
2021 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year (in shares)	0.4
Vested shares (in shares)	(0.4)
Canceled shares (in shares)	0.0
Balance, end of year (in shares)	0.0
Weighted-average fair value of RSAs (NT$ in dollars) | $	$ 325.81
2022 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year (in shares)	1.0
Vested shares (in shares)	(0.5)
Canceled shares (in shares)	0.0
Balance, end of year (in shares)	0.5
Weighted-average fair value of RSAs (NT$ in dollars) | $	$ 277.71
2023 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year (in shares)	3.0
Vested shares (in shares)	(1.4)
Canceled shares (in shares)	(0.1)
Balance, end of year (in shares)	1.5
Weighted-average fair value of RSAs (NT$ in dollars) | $	$ 364.43
2024 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year (in shares)	2.3
Vested shares (in shares)	(1.1)
Canceled shares (in shares)	(0.1)
Balance, end of year (in shares)	1.1
Weighted-average fair value of RSAs (NT$ in dollars) | $	$ 662.42